DISCONTINUED OPERATIONS	12 Months Ended
Sep. 30, 2011
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE 2 DISCONTINUED OPERATIONS

On June 30, 2010, the Official Gazette of Venezuela published the Decree of Venezuelan President Hugo Chavez, which authorized the "forceful acquisition" of eleven rigs owned by our Venezuelan subsidiary. The Decree also authorized the seizure of "all the personal and real property and other improvements" used by our Venezuelan subsidiary in its drilling operations. The seizing of our assets became effective June 30, 2010, and met the criteria established for recognition as discontinued operations under accounting standards for presentation of financial statements. Therefore, operations from the Venezuelan subsidiary, an operating segment within the International Land segment, have been classified as discontinued operations in our Consolidated Financial Statements.

As a result of the seizing of our assets in the third quarter of fiscal 2010, we derecognized our Venezuela property and equipment and warehouse inventory and wrote off our accounts receivable, payables and other deferred charges and credits as related future cash inflows and outflows associated with them were no longer expected to occur. Due to the inability of our Venezuelan subsidiary to obtain approval for a dividend to its U.S. based parent, we also impaired cash in an amount equivalent to the dividend request. The remaining cash was classified as restricted cash, a current asset from discontinued operations, to meet remaining in-country current obligations.

Summarized operating results from discontinued operations are as follows:

Years Ended September 30,	2011	2010	2009
	(in thousands)

Revenue	$—	$13,534	$50,298
Loss before income taxes	(487)	(125,944)	(22,470)
Income tax provision (benefit)	(5)	3,825	4,531

Loss from discontinued operations	$(482)	$(129,769)	$(27,001)

Significant categories of assets and liabilities from discontinued operations are as follows:

September 30,	2011	2010
	(in thousands)
Other current assets	$7,529	$10,270

Total assets	$7,529	$10,270

Total current liabilities	$4,979	$7,992
Total noncurrent liabilities	2,550	2,278

Total liabilities	$7,529	$10,270

Liabilities consist of municipal and income taxes payable and social obligations due within the country of Venezuela.